Financial Instruments (Schedule of Analyses Financial Instruments Carried at Fair Value) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities at fair value through profit or loss Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	₪ (5)	₪ (1)
Financial liabilities at fair value through profit or loss Derivatives [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities
Financial liabilities at fair value through profit or loss Derivatives [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	(5)	(1)
Financial liabilities at fair value through profit or loss Derivatives [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities
Financial liabilities at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	(5)	(1)
Financial liabilities at fair value through profit or loss [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities
Financial liabilities at fair value through profit or loss [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	(5)	(1)
Financial liabilities at fair value through profit or loss [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities
Financial assets at fair value through profit or loss Current investments in debt securities and shares and deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets	472	398
Financial assets at fair value through profit or loss Current investments in debt securities and shares and deposits [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets	472	398
Financial assets at fair value through profit or loss Current investments in debt securities and shares and deposits [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets
Financial assets at fair value through profit or loss Current investments in debt securities and shares and deposits [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets
Financial assets at fair value through profit or loss Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets	1	6
Financial assets at fair value through profit or loss Derivatives [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets
Financial assets at fair value through profit or loss Derivatives [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets	1	6
Financial assets at fair value through profit or loss Derivatives [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets
Financial assets at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets	473	404
Financial assets at fair value through profit or loss [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets	472	398
Financial assets at fair value through profit or loss [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets	1	6
Financial assets at fair value through profit or loss [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total assets